Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2024
Investments in Affiliates
Schedule of investments in affiliates

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Kunshan Jingzhao	8,690	8,284	1,135
Wanjia Win-Win	89,249	86,896	11,905
Others	15,839	9,488	1,300
Funds that the Group serves as general partner	1,412,766	1,268,488	173,782
-Gopher/Olive Transform Private Fund	102,100	81,390	11,150
-Real estate funds and real estate funds of funds	105,531	84,221	11,538
-Private equity funds of funds	1,201,703	1,066,320	146,085
-Others	3,432	36,557	5,009
Total investments in affiliates	1,526,544	1,373,156	188,122

Schedule of Summarized Financial Information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2023 and 2024:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Balance sheet data:
Current assets	3,348,901	2,473,533	338,873
Non-current assets	31,949,789	38,956,919	5,337,076
Current liabilities	1,853,262	908,774	124,502
Non-current liabilities	555,307	979,398	134,177

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2022, 2023 and 2024:

	Year Ended December 31,
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating data:
Revenue	268,654	166,859	123,474	16,916
Loss from operations	(207,143)	(167,920)	(756,712)	(103,669)
Net realized and unrealized gains from investments	1,962,039	1,357,034	594,507	81,447
Net income	1,772,444	1,204,643	(157,665)	(21,600)